Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Company does not have a formal policy on the timing of any new awards of stock options, stock appreciation rights, or similar option-like instruments (together, “Options”) in relation to the disclosure of material nonpublic information by the Company. However, the Company’s practice has been to forego the grant of any Options to existing executive officers or employees during any black-out periods determined in accordance with our Insider Trading Policy. Such practice does not extend to any Options granted to new employees that may be awarded Options in connection with an offer of employment.
Award Timing Method	The Company does not have a formal policy on the timing of any new awards of stock options, stock appreciation rights, or similar option-like instruments (together, “Options”) in relation to the disclosure of material nonpublic information by the Company. However, the Company’s practice has been to forego the grant of any Options to existing executive officers or employees during any black-out periods determined in accordance with our Insider Trading Policy.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	the Company’s practice has been to forego the grant of any Options to existing executive officers or employees during any black-out periods determined in accordance with our Insider Trading Policy.